RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY)	12 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the SEC together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement governing the Company’s warrants. As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 12,500,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering and (ii) the 7,000,000 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO. The Company previously accounted for the Warrants as components of equity.

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of ordinary shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. The Company’s Private Placement Warrants are not indexed to the Company’s ordinary shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

In addition, a portion of the initial transaction costs related to the IPO and attributable to the warrants must be immediately expensed, and the difference between the fair market value of the private placement warrants and the initial purchase consideration thereof is recorded as a compensation expense.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of August 12, 2019 (audited)
Total Liabilities	$9,194,592	$17,905,000	$27,099,592
Class A Ordinary Shares Subject to Possible Redemption	237,606,630	(17,905,000)	219,701,630
Class A Ordinary Shares	124	179	303
Additional Paid-in Capital	5,004,165	910,412	5,914,577
Accumulated Deficit	(5,000)	(910,591)	(915,591)

Balance sheet as of September 30, 2019 (unaudited)
Total Liabilities	$8,826,397	$18,365,000	$27,191,397
Class A Ordinary Shares Subject to Possible Redemption	238,159,760	(18,365,000)	219,794,760
Class A Ordinary Shares	125	183	308
Additional Paid-in Capital	4,451,128	1,370,408	5,821,536
(Accumulated Deficit) Retained Earnings	548,123	(1,370,591)	(822,468)

Balance sheet as of December 31, 2019 (audited)
Total Liabilities	$8,846,895	$13,260,000	$22,106,895
Class A Ordinary Shares Subject to Possible Redemption	239,229,796	(13,260,000)	225,969,796
Class A Ordinary Shares	126	132	258
Additional Paid-in Capital	3,381,091	(3,381,091)	—
(Accumulated Deficit) Retained Earnings	1,618,159	3,380,959	4,999,118

Balance sheet as of March 31, 2020 (unaudited)
Total Liabilities	$9,163,720	$13,065,000	$22,228,720
Class A Ordinary Shares Subject to Possible Redemption	240,856,900	(13,065,000)	227,791,900
Class A Ordinary Shares	129	129	258
Additional Paid-in Capital	1,753,984	(1,753,984)	—
(Accumulated Deficit) Retained Earnings	3,245,266	1,753,855	4,999,121

Balance sheet as of June 30, 2020 (unaudited)
Total Liabilities	$9,187,458	$16,050,000	$25,237,458
Class A Ordinary Shares Subject to Possible Redemption	240,695,088	(16,050,000)	224,645,088
Class A Ordinary Shares	132	158	290
Additional Paid-in Capital	1,915,793	(591,117)	1,324,676
(Accumulated Deficit) Retained Earnings	3,083,457	590,959	3,674,416

Balance sheet as of September 30, 2020 (unaudited)
Total Liabilities	$9,247,425	$17,355,000	$26,602,425
Class A Ordinary Shares Subject to Possible Redemption	240,581,127	(17,355,000)	223,226,127
Class A Ordinary Shares	133	171	304
Additional Paid-in Capital	2,029,753	713,870	2,743,623
(Accumulated Deficit) Retained Earnings	2,969,497	(714,041)	2,255,456

Balance sheet as of December 31, 2020 (audited)
Total Liabilities	$11,902,970	$63,680,000	$75,582,970
Class A Ordinary Shares Subject to Possible Redemption	237,628,272	(63,679,999)	173,948,273
Class A Ordinary Shares	163	626	789
Additional Paid-in Capital	4,982,578	47,038,414	52,020,992
(Accumulated Deficit) Retained Earnings	16,638	(47,039,041)	(47,022,403)

Three months ended September 30, 2019 (unaudited)
Net loss	$553,123	$(1,370,591)	$(817,468)
Weighted average shares outstanding of redeemable ordinary shares	—	21,970,163	21,970,163
Basic and diluted net loss per share, ordinary shares subject to redemption	—	$0.03	$0.03
Weighted average shares outstanding of ordinary shares	6,910,082	953,636	7,863,718
Basic and diluted net loss per share, ordinary shares	$(0.01)	$(0.18)	$(0.19)

Nine months ended September 30, 2019 (unaudited)
Net (loss) income	$548,123	$(1,370,591)	$(822,468)

	As Previously Reported	Adjustments	As Restated
Weighted average shares outstanding of redeemable ordinary shares	—	21,970,163	21,970,163
Basic and diluted net loss per share, ordinary shares subject to redemption	—	$0.03	$0.03
Weighted average shares outstanding of ordinary shares	6,792,210	783,344	7,575,554
Basic and diluted net loss per share, ordinary shares	$(0.02)	$(0.17)	$(0.19)

Year ended December 31, 2019 (audited)
Net income	$1,618,159	$3,734,409	$5,352,568
Weighted average shares outstanding of redeemable ordinary shares	23,754,184	(1,817,232)	21,936,952
Basic and diluted earnings per share, ordinary shares subject to redemption	$0.08	—	$0.08
Weighted average shares outstanding of ordinary shares	7,111,079	1,256,028	8,367,106
Basic and diluted net loss per share, ordinary shares	$(0.03)	$0.45	$0.42

Three months ended March 31, 2020 (unaudited)
Net income	$1,627,107	$195,000	$1,822,107
Weighted average shares outstanding of redeemable ordinary shares	—	22,424,313	22,424,313
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,509,819	1,315,868	8,825,687
Basic and diluted net loss per share, ordinary shares	$(0.05)	$0.03	$(0.02)

Three months ended June 30, 2020 (unaudited)
Net loss	$(161,809)	$(2,985,000)	$(3,146,809)
Weighted average shares outstanding of redeemable ordinary shares	—	22,419,605	22,419,605
Weighted average shares outstanding of ordinary shares	7,544,519	1,285,876	8,830,395
Basic and diluted net loss per share, ordinary shares	$(0.03)	$(0.33)	$(0.36)

Six months ended June 30, 2020 (unaudited)
Net (loss) income	$1,465,298	$(2,790,000)	$(1,324,702)
Weighted average shares outstanding of redeemable ordinary shares	—	22,421,959	22,421,959
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,527,169	1,300,872	8,828,041
Basic and diluted net loss per share, ordinary shares	$(0.08)	$(0.30)	$(0.38)

Three months ended September 30, 2020 (unaudited)
Net loss	$(113,960)	$(1,305,000)	$(1,418,960)
Weighted average shares outstanding of redeemable ordinary shares	—	22,104,581	22,104,581
Weighted average shares outstanding of ordinary shares	7,566,134	1,579,285	9,145,419
Basic and diluted net loss per share, ordinary shares	$(0.02)	$(0.14)	$(0.16)

Nine months ended September 30, 2020 (unaudited)
Net (loss) income	$1,351,338	$(4,095,000)	$(2,743,662)
Weighted average shares outstanding of redeemable ordinary shares	—	22,315,394	22,315,394
Basic and diluted earnings per share, ordinary shares subject to redemption	—	$0.09	$0.09
Weighted average shares outstanding of ordinary shares	7,538,169	1,396,437	8,934,606
Basic and diluted net loss per share, ordinary shares	$(0.10)	$(0.44)	$(0.54)

	As Previously Reported	Adjustments	As Restated
Year ended December 31, 2020 (audited)
Net loss	$(1,601,521)	$(50,420,000)	$(52,021,521)
Weighted average shares outstanding of redeemable ordinary shares	23,699,368	(1,473,041)	22,226,328
Basic and diluted earnings per share, ordinary shares subject to redemption	$0.07	—	$0.07
Weighted average shares outstanding of ordinary shares	7,550,632	1,473,041	9,023,672
Basic and diluted net loss per share, ordinary shares	$(0.42)	$(5.52)	$(5.94)

Statement of cash flows for the period from June 7, 2019 (inception) through September 30, 2019 (unaudited)
Net (loss) income	$548,123	$(1,370,591)	$(822,468)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(460,000)	(460,000)
Compensation expense	—	(280,000)	(280,000)
Transaction costs	—	(630,591)	(630,591)

Statement of cash flows year ended December 31, 2019 (audited)
Net income	$1,618,159	$3,734,409	$5,352,568
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	4,645,000	4,645,000
Compensation expense	—	(280,000)	(280,000)
Transaction costs	—	(630,591)	(630,591)

Statement of cash flows three months ended March 31, 2020 (unaudited)
Net income	$1,627,107	$195,000	$1,822,107
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	195,000	195,000

Statement of cash flows six months ended June 30, 2020 (unaudited)
Net (loss) income	$1,465,298	$(2,790,000)	$(1,324,702)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(2,790,000)	(2,790,000)

Statement of cash flows nine months ended September 30, 2020 (unaudited)
Net (loss) income	$1,351,338	$(4,095,000)	$(2,743,662)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(4,095,000)	(4,095,000)

Statement of cash flows year ended December 31, 2020 (audited)
Net loss	$(1,601,521)	$(50,420,000)	$(52,021,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	—	(50,420,000)	(50,420,000)